Borrowings (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Borrowings are collateralized by a pledge of time deposits	¥ 5,410.0	¥ 350.7
Borrowings Outstanding [Member]
Debt, Weighted Average Interest Rate	4.90%	4.10%
Revolving Credit Facility [Member]
Revolving line of credit	¥ 2,790.0	¥ 480.0
Line of Credit Facility, Expiration Period	1 year